IFRS 7 - Disclosure - Market Risk - Portfolio Market Risk Measures (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Market Risk [line items]
Total VaR (one-day measure)	$ 25.2
Stressed Value-at-Risk (one-day)	39.6
Incremental Risk Capital Charge (one-year)	192.8
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.0
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	15.6
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.1
Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.8
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4
Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	16.0
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(36.7)
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	27.6	$ 23.3	$ 19.2
Stressed Value-at-Risk (one-day)	60.5	46.6	39.0
Incremental Risk Capital Charge (one-year)	232.6	185.8	207.3
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.9	12.5	9.0
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	19.7	14.6	9.2
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.1	5.7	7.6
Average risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.5	5.3	3.7
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.6	3.3	2.7
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	20.2	16.2	14.2
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(41.4)	$ (34.3)	$ (27.2)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	31.8
Stressed Value-at-Risk (one-day)	84.4
Incremental Risk Capital Charge (one-year)	266.9
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	17.2
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	22.5
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.6
High risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.2
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.8
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	23.5
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	23.9
Stressed Value-at-Risk (one-day)	39.6
Incremental Risk Capital Charge (one-year)	192.8
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.2
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	15.6
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.1
Low risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.8
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	$ 16.0